PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
IPO distribution service and promotional and advertisement service receivables	$ 4,938,279	$ 2,707,740
Advances to employees	2,591,247	2,190,106
Prepaid data and IT service expenses	2,384,865	2,741,338
Prepaid marketing expenses	2,180,017	552,565
Wealth management service fees receivables	1,976,440	1,823,331
Prepaid professional service fees	690,746	1,008,341
Input VAT receivables	872,093	569,813
Rental and other deposits	817,463	611,140
Interest receivables from term deposits	206,697	611,083
Prepaid income tax	150,632	2,178,658
Others	961,499	2,942,065
Total	$ 17,769,978	$ 17,936,180